Taxation (Tables)	18 Months Ended
Oct. 31, 2018
Taxation [Abstract]
Income Tax
	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000

Current tax
Current period		245,875		33,928		23,359
Adjustments to tax in respect of previous periods		(14,725)		1,698		(20,570)
		231,150		35,626		2,789
Deferred tax
Origination and reversal of timing differences		26,421		(22,426)		(4,145)
Adjustments to tax in respect of previous periods		1,213		(4,445)		16,010
Impact of change in tax rates		(931,865)		(1,291)		(785)
		(904,231)		(28,162)		11,080

Total tax (credit)/charge		(673,081)		7,464		13,669

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Reconciliation of Income Tax Provision
The tax charge for the 18 months ended October 31, 2018 is lower than the standard rate of corporation tax in the UK of 19.00% (April 30, 2017: 19.92%; April 30, 2016 20.00%). The differences are explained below:

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Profit before taxation		34,112		131,547		149,848

Tax at UK corporation tax rate 19.00% (April 30, 2017: 19.92%; April 30, 2016: 20.00%)		6,481		26,005		29,970
Effects of:
Tax rates other than the UK standard rate		17,778		571		5,556
Intra-group financing		(20,654)		(15,636)		(14,445)
Innovation tax credit benefits		(21,374)		(9,834)		(9,393)
US foreign inclusion income		39,053		394		-
US transition tax		238,270		-		-
Share options		10,236		-		-
Movement in deferred tax not recognized		7,306		200		(759)
Effect of change in tax rates		(931,865)		(1,291)		(237)
Expenses not deductible and other permanent differences		(4,800)		9,802		7,737
		(659,569)		10,211		18,429

Adjustments to tax in respect of previous periods:
Current tax		(14,725)		1,698		(20,570)
Deferred tax		1,213		(4,445)		16,010
		(13,512)		(2,747)		(4,560)

Total taxation		(673,081)		7,464		13,869

[1] The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).